UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one): [   ]is a restatement.
                                   [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Marvin & Palmer Associates, Inc.
Address:     1201 N. Market Street
             Suite 2300
             Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen T. Buckley
Title:       Chief Financial Officer - Principal
             Phone: (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley         Wilmington, Delaware         November 12, 2008


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

  Form 13F File Number      Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      162

Form 13F Information Table Value Total:      $3,418,803
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number           Name

-------------------------------------------------------------------------------------------------------------------------------
             Column 1             Column 2  Column 3  Column 4    Column 5    Column 6   Column 7         Column 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                  SHRS OR
                                                                  SH/PUT/                             VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF              VALUE     PRN AMT   INVESTMENT   OTHER
                                   CLASS      CUSIP    (x$1000)   PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE
-------------------------------------------------------------------------------------------------------------------------------
ABB N ADR                           ADR     000375204      $951     49,000     Sole                 49,000
-------------------------------------------------------------------------------------------------------------------------------
Activision Blizzard, Inc.           Com     00507V109   $24,021  1,556,800     Sole              1,556,800
-------------------------------------------------------------------------------------------------------------------------------
Activision Blizzard, Inc.           Com     00507V109    $8,912    577,600     Sole                                  577,600
-------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                    Com     023135106   $39,253    539,480     Sole                539,480
-------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                    Com     023135106   $13,708    188,400     Sole                                  188,400
-------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR                ADR     02364W105    $3,241     69,900     Sole                 69,900
-------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR                ADR     02364W105    $1,757     37,900     Sole                                   37,900
-------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp.                      Com     032095101   $18,408    458,400     Sole                458,400
-------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp.                      Com     032095101    $6,505    162,000     Sole                                  162,000
-------------------------------------------------------------------------------------------------------------------------------
Aon Corporation                     Com     037389103    $7,185    159,800     Sole                159,800
-------------------------------------------------------------------------------------------------------------------------------
Aon Corporation                     Com     037389103    $2,288     50,900     Sole                                   50,900
-------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                        Com     037411105   $19,433    186,350     Sole                186,350
-------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                        Com     037411105    $6,935     66,500     Sole                                   66,500
-------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                Com     037833100   $19,413    170,800     Sole                170,800
-------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                Com     037833100    $7,320     64,400     Sole                                   64,400
-------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                           ADR     056752108   $20,901     84,200     Sole                 84,200
-------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                           ADR     056752108   $13,392     53,950     Sole                                   53,950
-------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A. ADR             ADR     059460303   $14,367    891,900     Sole                891,900
-------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A. ADR             ADR     059460303   $12,103    751,400     Sole                                  751,400
-------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira SA ADR  ADR     059602201   $19,264  1,100,325     Sole               1,100,325
-------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira SA ADR  ADR     059602201   $14,387    821,750     Sole                                  821,750
-------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.          Com     071813109   $48,750    740,800     Sole                740,800
-------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.          Com     071813109   $18,097    275,000     Sole                                  275,000
-------------------------------------------------------------------------------------------------------------------------------
Best Buy Company, Inc.              Com     086516101   $21,769    580,500     Sole                580,500
-------------------------------------------------------------------------------------------------------------------------------
Best Buy Company, Inc.              Com     086516101    $8,168    217,800     Sole                                  217,800
-------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation                Com     111320107   $20,607  1,106,100     Sole               1,106,100
-------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation                Com     111320107    $7,849    421,300     Sole                                  421,300
-------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                   Com     149123101   $25,479    427,500     Sole                427,500
-------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                   Com     149123101    $9,363    157,100     Sole                                  157,100
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
             Column 1             Column 2  Column 3  Column 4    Column 5    Column 6   Column 7         Column 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                  SHRS OR
                                                                  SH/PUT/                             VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF              VALUE     PRN AMT   INVESTMENT   OTHER
                                   CLASS      CUSIP    (x$1000)   PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE
-------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation                 Com     151020104   $71,152  1,124,400     Sole               1,124,400
-------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation                 Com     151020104   $26,135    413,000     Sole                                  413,000
-------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                      Com     808513105   $26,047  1,001,800     Sole               1,001,800
-------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                      Com     808513105   $11,172    429,700     Sole                                  429,700
-------------------------------------------------------------------------------------------------------------------------------
China Medical Technologies ADR      ADR     169483104    $4,389    134,700     Sole                134,700
-------------------------------------------------------------------------------------------------------------------------------
China Medical Technologies ADR      ADR     169483104    $2,349     72,100     Sole                                   72,100
-------------------------------------------------------------------------------------------------------------------------------
CIA Saneamento Basico de - ADR      ADR     20441A102    $4,829    163,700     Sole                163,700
-------------------------------------------------------------------------------------------------------------------------------
CIA Saneamento Basico de - ADR      ADR     20441A102    $2,567     87,100     Sole                                   87,100
-------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional - ADR      ADR     20440W105   $14,425    678,500     Sole                678,500
-------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional - ADR      ADR     20440W105    $8,757    411,900     Sole                                  411,900
-------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR         ADR     204412209      $735     38,400     Sole                 38,400
-------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                       Com     17275R102   $21,224    940,800     Sole                940,800
-------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                       Com     17275R102    $8,399    372,300     Sole                                  372,300
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp.                       Com     20030N101   $40,191  2,047,450     Sole               2,047,450
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp.                       Com     20030N101   $13,537    689,600     Sole                                  689,600
-------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas ADR   ADR     204409601   $22,851  1,157,600     Sole               1,157,600
-------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas ADR   ADR     204409601   $14,781    748,800     Sole                                  748,800
-------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corporation        Com     22160K105   $52,879    814,400     Sole                814,400
-------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corporation        Com     22160K105   $18,771    289,100     Sole                                  289,100
-------------------------------------------------------------------------------------------------------------------------------
Credicorp Limited                   Com     G2519Y108   $10,190    163,700     Sole                163,700
-------------------------------------------------------------------------------------------------------------------------------
Credicorp Limited                   Com     G2519Y108    $5,354     86,000     Sole                                   86,000
-------------------------------------------------------------------------------------------------------------------------------
CSX Corp                            Com     126408103   $22,428    411,000     Sole                411,000
-------------------------------------------------------------------------------------------------------------------------------
CSX Corp                            Com     126408103    $9,615    176,200     Sole                                  176,200
-------------------------------------------------------------------------------------------------------------------------------
Ctrip.com International - ADR       ADR     22943F100    $3,517     91,100     Sole                 91,100
-------------------------------------------------------------------------------------------------------------------------------
Ctrip.com International - ADR       ADR     22943F100    $1,757     45,500     Sole                                   45,500
-------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation                 Com     235851102   $21,010    302,600     Sole                302,600
-------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation                 Com     235851102    $7,637    110,000     Sole                                  110,000
-------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corporation            Com     25179M103   $18,897    207,200     Sole                207,200
-------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corporation            Com     25179M103    $7,022     77,000     Sole                                   77,000
-------------------------------------------------------------------------------------------------------------------------------
Equity Residential                  Com     29476L107    $8,216    185,000     Sole                185,000
-------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.                  Com     302445101   $17,496    455,400     Sole                455,400
-------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.                  Com     302445101    $6,770    176,200     Sole                                  176,200
-------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                         Com     343412102   $33,872    606,900     Sole                606,900
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
             Column 1             Column 2  Column 3  Column 4    Column 5    Column 6   Column 7         Column 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                  SHRS OR
                                                                  SH/PUT/                             VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF              VALUE     PRN AMT   INVESTMENT   OTHER
                                   CLASS      CUSIP    (x$1000)   PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE
-------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                         Com     343412102   $10,661    191,000     Sole                                  191,000
-------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR        ADR     344419106   $18,391    482,200     Sole                482,200
-------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR        ADR     344419106   $11,404    299,000     Sole                                  299,000
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics                    Com     369550108   $34,747    471,980     Sole                471,980
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics                    Com     369550108   $12,507    169,880     Sole                                  169,880
-------------------------------------------------------------------------------------------------------------------------------
General Mills                       Com     370334104   $70,788  1,030,100     Sole               1,030,100
-------------------------------------------------------------------------------------------------------------------------------
General Mills                       Com     370334104   $27,557    401,000     Sole                                  401,000
-------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                       Com     372917104   $27,317    337,700     Sole                337,700
-------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                       Com     372917104    $9,844    121,700     Sole                                  121,700
-------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.               Com     375558103   $75,407  1,652,570     Sole               1,652,570
-------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.               Com     375558103   $26,682    584,740     Sole                                  584,740
-------------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                      Com     380956409    $7,174    226,800     Sole                226,800
-------------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                      Com     380956409   $30,172    953,900     Sole                                  953,900
-------------------------------------------------------------------------------------------------------------------------------
Halliburton Company                 Com     406216101   $32,779  1,012,000     Sole               1,012,000
-------------------------------------------------------------------------------------------------------------------------------
Halliburton Company                 Com     406216101   $13,701    423,000     Sole                                  423,000
-------------------------------------------------------------------------------------------------------------------------------
HJ Heinz Co.                        Com     423074103   $48,998    973,100     Sole                973,100
-------------------------------------------------------------------------------------------------------------------------------
HJ Heinz Co.                        Com     423074103   $17,629    350,100     Sole                                  350,100
-------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                      ADR     45104G104    $4,960    210,900     Sole                210,900
-------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                      ADR     45104G104    $2,665    113,300     Sole                                  113,300
-------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR            ADR     456788108    $3,444    103,400     Sole                103,400
-------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR            ADR     456788108    $1,885     56,600     Sole                                   56,600
-------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                         Com     458140100   $23,855  1,273,600     Sole               1,273,600
-------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                         Com     458140100    $9,063    483,900     Sole                                  483,900
-------------------------------------------------------------------------------------------------------------------------------
International Business Machines     Com     459200101   $91,626    783,400     Sole                783,400
-------------------------------------------------------------------------------------------------------------------------------
International Business Machines     Com     459200101   $33,778    288,800     Sole                                  288,800
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                   Com     478160104   $69,807  1,007,600     Sole               1,007,600
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                   Com     478160104   $26,326    380,000     Sole                                  380,000
-------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.               Com     46625H100   $19,684    421,500     Sole                421,500
-------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.               Com     46625H100    $7,472    160,000     Sole                                  160,000
-------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                         Com     487836108   $11,080    197,500     Sole                197,500
-------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                         Com     487836108    $4,993     89,000     Sole                                   89,000
-------------------------------------------------------------------------------------------------------------------------------
Kohl's Corporation                  Com     500255104   $52,960  1,149,300     Sole               1,149,300
-------------------------------------------------------------------------------------------------------------------------------
Kohl's Corporation                  Com     500255104   $19,289    418,600     Sole                                  418,600
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corporation         Com     539830109   $25,422    231,800     Sole                231,800
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corporation         Com     539830109    $9,267     84,500     Sole                                   84,500
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
             Column 1             Column 2  Column 3  Column 4    Column 5    Column 6   Column 7         Column 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                  SHRS OR
                                                                  SH/PUT/                             VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF             VALUE      PRN AMT   INVESTMENT   OTHER
                                   CLASS      CUSIP   (x$1000)    PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE
-------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                    Com     548661107   $49,313  2,081,600     Sole               2,081,600
-------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                    Com     548661107   $17,846    753,300     Sole                                  753,300
-------------------------------------------------------------------------------------------------------------------------------
Mindray Medical, International ADR  ADR     602675100   $13,930    413,000     Sole                413,000
-------------------------------------------------------------------------------------------------------------------------------
Mindray Medical, International ADR  ADR     602675100    $7,316    216,900     Sole                                  216,900
-------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                    Com     61166W101   $73,235    739,900     Sole                739,900
-------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                    Com     61166W101   $25,903    261,700     Sole                                  261,700
-------------------------------------------------------------------------------------------------------------------------------
Mosaic Co.                          Com     61945A107   $11,917    175,200     Sole                175,200
-------------------------------------------------------------------------------------------------------------------------------
Mosaic Co.                          Com     61945A107    $4,612     67,800     Sole                                   67,800
-------------------------------------------------------------------------------------------------------------------------------
New Oriental Education ADR          ADR     647581107   $13,632    212,200     Sole                212,200
-------------------------------------------------------------------------------------------------------------------------------
New Oriental Education ADR          ADR     647581107    $7,156    111,400     Sole                                  111,400
-------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc.                  Com     62913F201   $10,970    289,300     Sole                289,300
-------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc.                  Com     62913F201    $5,836    153,900     Sole                                  153,900
-------------------------------------------------------------------------------------------------------------------------------
Northern Trust                      Com     665859104   $45,812    632,300     Sole                632,300
-------------------------------------------------------------------------------------------------------------------------------
Northern Trust                      Com     665859104   $17,937    247,700     Sole                                  247,700
-------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                  Com     68389X105   $83,850  4,128,500     Sole               4,128,500
-------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                  Com     68389X105   $30,136  1,483,800     Sole                                 1,483,800
-------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR             ADR     71654V408   $47,484  1,080,400     Sole               1,080,400
-------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR             ADR     71654V408   $16,099    366,300     Sole                                  366,300
-------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group        Com     693475105   $31,934    427,500     Sole                427,500
-------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group        Com     693475105   $11,317    151,500     Sole                                  151,500
-------------------------------------------------------------------------------------------------------------------------------
Progressive Corp                    Com     743315103    $6,849    393,600     Sole                393,600
-------------------------------------------------------------------------------------------------------------------------------
Progressive Corp                    Com     743315103    $2,436    140,000     Sole                                  140,000
-------------------------------------------------------------------------------------------------------------------------------
ProShares UltrasShort MSCI EAFE     Com     74347R339    $5,916     49,200     Sole                 49,200
ProShares
-------------------------------------------------------------------------------------------------------------------------------
ProShares UltrasShort MSCI
Emerging Mkts ETF                   Com     74347R354    $3,843     39,600     Sole                 39,600
-------------------------------------------------------------------------------------------------------------------------------
ProShares UltrasShort S&P 500
ProShares                           Com     74347R883    $6,081     86,500     Sole                 86,500
-------------------------------------------------------------------------------------------------------------------------------
Ptsh Crp of Ssktchwn Inc            Com     73755L107    $7,247     54,900     Sole                 54,900
-------------------------------------------------------------------------------------------------------------------------------
Ptsh Crp of Ssktchwn Inc            Com     73755L107   $33,042    250,300     Sole                                  250,300
-------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                      Com     747525103   $80,268  1,868,000     Sole               1,868,000
-------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                      Com     747525103   $29,727    691,800     Sole                                  691,800
-------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.               Com     74762E102   $16,109    596,400     Sole                596,400
-------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.               Com     74762E102    $5,572    206,300     Sole                                  206,300
-------------------------------------------------------------------------------------------------------------------------------
Quimica y Minera de Chile SA - sp   ADR     833635105    $1,545     61,300     Sole                 61,300
ADR
-------------------------------------------------------------------------------------------------------------------------------
Quimica y Minera de Chile SA - sp   ADR     833635105      $819     32,500     Sole                                   32,500
ADR
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
             Column 1             Column 2  Column 3  Column 4    Column 5    Column 6   Column 7         Column 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                  SHRS OR
                                                                  SH/PUT/                             VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF              VALUE     PRN AMT   INVESTMENT   OTHER
                                   CLASS      CUSIP    (x$1000)   PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                   Com     806857108   $40,229    513,800     Sole                513,800
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                   Com     806857108   $14,658    187,200     Sole                                  187,200
-------------------------------------------------------------------------------------------------------------------------------
Staples Inc.                        Com     855030102   $25,128  1,116,800     Sole               1,116,800
-------------------------------------------------------------------------------------------------------------------------------
Staples Inc.                        Com     855030102    $8,759    389,300     Sole                                  389,300
-------------------------------------------------------------------------------------------------------------------------------
Symantec Corp                       Com     871503108   $63,173  3,226,400     Sole               3,226,400
-------------------------------------------------------------------------------------------------------------------------------
Symantec Corp                       Com     871503108   $23,153  1,182,494     Sole                                 1,182,494
-------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor ADR            ADR     874039100    $8,033    857,346     Sole                857,346
-------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor ADR            ADR     874039100    $5,768    615,587     Sole                                  615,587
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR            ADR     879403780   $17,814    691,800     Sole                691,800
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR            ADR     879403780   $11,693    454,100     Sole                                  454,100
-------------------------------------------------------------------------------------------------------------------------------
Tenaris SA ADR                      ADR     88031M109   $14,140    379,200     Sole                379,200
-------------------------------------------------------------------------------------------------------------------------------
Tenaris SA ADR                      ADR     88031M109    $7,242    194,200     Sole                                  194,200
-------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.      Com     883556102   $36,388    661,600     Sole                661,600
-------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.      Com     883556102   $13,393    243,500     Sole                                  243,500
-------------------------------------------------------------------------------------------------------------------------------
Unibanco - ADR                      ADR     90458E107    $4,783     47,200     Sole                 47,200
-------------------------------------------------------------------------------------------------------------------------------
Unibanco - ADR                      ADR     90458E107    $2,787     27,500     Sole                                   27,500
-------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp                  Com     907818108   $77,028  1,078,600     Sole               1,078,600
-------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp                  Com     907818108   $31,260    437,700     Sole                                  437,700
-------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.              Com     917047102   $66,968  2,101,300     Sole               2,101,300
-------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.              Com     917047102   $24,502    768,800     Sole                                  768,800
-------------------------------------------------------------------------------------------------------------------------------
US Bancorp                          Com     902973304   $16,962    465,400     Sole                465,400
-------------------------------------------------------------------------------------------------------------------------------
US Bancorp                          Com     902973304    $9,111    250,000     Sole                                  250,000
-------------------------------------------------------------------------------------------------------------------------------
VF Corp                             Com     918204108   $25,481    329,600     Sole                329,600
-------------------------------------------------------------------------------------------------------------------------------
VF Corp                             Com     918204108    $9,308    120,400     Sole                                  120,400
-------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR           ADR     68370R109   $11,232    553,300     Sole                553,300
-------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR           ADR     68370R109    $6,269    308,800     Sole                                  308,800
-------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores, Inc.               Com     931142103  $104,406  1,743,300     Sole               1,743,300
-------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores, Inc.               Com     931142103   $37,725    629,900     Sole                                  629,900
-------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.      Com     G95089101   $28,187  1,121,200     Sole               1,121,200
-------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.      Com     G95089101   $11,700    465,400     Sole                                  465,400
-------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                    Com     98385X106   $51,705  1,108,600     Sole               1,108,600
-------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                    Com     98385X106   $17,998    385,900     Sole                                  385,900
-------------------------------------------------------------------------------------------------------------------------------